Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative financial instruments
Notional amount of outstanding derivatives
Type of derivative
Total notional

amounts at December

31,
($ in millions) 2022 2021 2020
Foreign exchange contracts

13,509 11,276 12,610
Embedded foreign exchange

derivatives

933 815 1,134
Cross-currency interest

rate swaps
855 906 —
Interest rate contracts

2,830 3,541 3,227
Total notional

amounts at December

31,
Type of derivative Unit 2022 2021 2020
Copper

swaps

metric tonnes 29,281 36,017 39,390
Silver swaps

ounces 2,012,213 2,842,533 1,966,677
Aluminum swaps

metric tonnes 6,825 7,125 8,112

Gain (loss) on fair value hedges
($ in millions) 2022 2021 2020
Gains (losses) recognized

in Interest and other

finance expense:
Interest rate contracts
Designated as fair value

hedges
(91) (55) 11
Hedged item 93 56 (11)
Cross-currency
Designated as fair value

hedges
(134) (37) —
interest rate swaps Hedged item 135 34 —

Gain (loss) on derivatives not designated in hedge relationships
($ in millions)
Gains (losses) recognized

in income
Type of derivative

not designated as a hedge
Location 2022 2021 2020
Foreign exchange contracts

Total revenues (56) 3 94
Total

cost of sales
21 (53) —
SG&A expenses (1) 27 11 (11)
Non-order related research

and

development — (2) (2)
Interest and other finance
expense (128) (173) 207
Embedded foreign exchange

contracts

Total revenues (3) (7) (34)
Total

cost of sales
(11) (2) (1)
Commodity contracts

Total

cost of sales
(47) 78 56
Other Interest and other finance
expense 4 — 1
Total (193) (145) 310
(1)

SG&A expenses

represent

“Selling,

general and

administrative

expenses”.

Fair value of derivatives
Derivative assets Derivative liabilities
Current in Non-current Current in
Non-current
“Other in “Other “Other in “Other
current non-current current non-current
December 31, 2022 ($ in millions) assets” assets” liabilities” liabilities”
Derivatives designated as

hedging instruments:
Foreign exchange contracts

— — 4 4
Interest rate contracts

— — 5 57
Cross-currency interest

rate swaps
— — — 288
Cash-settled call options

15 — — —
Total 15 — 9 349
Derivatives not designated

as hedging instruments:
Foreign exchange contracts

140 21 80 5
Commodity contracts

13 — 12 —
Interest rate contracts

5 — 3 —
Embedded foreign exchange

derivatives

11 6 17 13
Total 169 27 112 18
Total fair value 184 27 121 367
Derivative assets Derivative liabilities
Current in
Non-current
Current in
Non-current
“Other in “Other “Other in “Other
current non-current current non-current
December 31, 2021 ($ in millions) assets” assets” liabilities” liabilities”
Derivatives designated as

hedging instruments:
Foreign exchange contracts

— — 3 5
Interest rate contracts

9 20 — —
Cross-currency interest

rate swaps
— — — 109
Cash-settled call options

29 — — —
Total 38 20 3 114
Derivatives not designated

as hedging instruments:
Foreign exchange contracts

108 14 107 7
Commodity contracts

19 — 5 —
Interest rate contracts 1 — 2 —
Embedded foreign exchange

derivatives

10 7 16 10
Total 138 21 130 17
Total fair value 176 41 133 131

Offsetting arrangements
December 31, 2022 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement

or

recognized eligible for set-off in collateral collateral Net asset similar arrangement assets case of default received received exposure
Derivatives 194 (96) — — 98
Total 194 (96) — — 98
December 31, 2022 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement

or

recognized eligible for set-off in collateral collateral Net liability similar arrangement liabilities case of default pledged pledged exposure
Derivatives 458 (96) — — 362
Total 458 (96) — — 362
December 31, 2021 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement

or

recognized eligible for set-off in

collateral
collateral Net asset
similar arrangement assets case of default received received exposure
Derivatives 200 (104) — — 96
Total 200 (104) — — 96
December 31, 2021 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement

or

recognized eligible for set-off in

collateral
collateral Net liability
similar arrangement liabilities case of default pledged pledged exposure
Derivatives 238 (104) — — 134
Total 238 (104) — — 134